Revenue - Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	$ 2,845	$ 3,355	$ 2,976
Unrealized loss (gain) from risk management activities	(2)	36	(385)
At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	67	52	63
Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	823	634	713
Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	784	646	725
Environmental and tax attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	106	40	51
Revenue from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	890	686	776
Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	708	327	(541)
Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,195	2,273	2,673
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	52	69	68
Hydro | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	409	533	606
Hydro | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	61	14	1
Hydro | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	36	30	33
Hydro | Operating segments | Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	36	30	33
Hydro | Operating segments | Environmental and tax attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	61	14	1
Hydro | Operating segments | Revenue from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	97	44	34
Hydro | Operating segments | Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	16	44	0
Hydro | Operating segments | Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	287	434	564
Hydro | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	9	11	8
Wind and Solar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrealized loss (gain) from risk management activities	14
Wind and Solar | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	336	336	289
Wind and Solar | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	28	26	50
Wind and Solar | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	291	204	220
Wind and Solar | Operating segments | Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	242	204	220
Wind and Solar | Operating segments | Environmental and tax attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	77	26	50
Wind and Solar | Operating segments | Revenue from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	319	230	270
Wind and Solar | Operating segments | Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	(69)	(16)	(121)
Wind and Solar | Operating segments | Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	71	104	119
Wind and Solar | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	15	18	21
Gas | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,350	1,514	1,209
Gas | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Gas | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	496	400	462
Gas | Operating segments | Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	494	400	462
Gas | Operating segments | Environmental and tax attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2	0	0
Gas | Operating segments | Revenue from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	496	400	462
Gas | Operating segments | Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	282	(172)	(821)
Gas | Operating segments | Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	546	1,247	1,529
Gas | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	26	39	39
Energy Transition | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	616	751	714
Energy Transition | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	12	12	12
Energy Transition | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	(2)
Energy Transition | Operating segments | Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	12	12	10
Energy Transition | Operating segments | Environmental and tax attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Energy Transition | Operating segments | Revenue from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	12	12	10
Energy Transition | Operating segments | Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	311	251	243
Energy Transition | Operating segments | Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	291	488	461
Energy Transition | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2	0	0
Energy Marketing | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	168	220	160
Energy Marketing | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Energy Marketing | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Energy Marketing | Operating segments | Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Energy Marketing | Operating segments | Environmental and tax attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Energy Marketing | Operating segments | Revenue from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Energy Marketing | Operating segments | Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	168	220	160
Energy Marketing | Operating segments | Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Energy Marketing | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	(34)	1	(2)
Corporate | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	(34)	0	0
Corporate | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Corporate | Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Corporate | Environmental and tax attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	(34)	0	0
Corporate | Revenue from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	(34)	0	0
Corporate | Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	(2)
Corporate | Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Corporate | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	$ 0	$ 1	$ 0